Stock-Based Compensation (Summary of Information about Stock Options Activity) (Detail) - JPY (¥) ¥ / shares in Units, ¥ in Millions		12 Months Ended
		Mar. 31, 2018		Mar. 31, 2017	Mar. 31, 2016
Number of shares
Outstanding at beginning of the year	[1]	1,683,200
Exercised		(388,400)	[1]	(48,500)	(414,300)
Forfeited or expired	[1]	(864,200)
Outstanding at end of year	[1]	430,600		1,683,200
Exercisable at end of year	[1]	430,600
Weighted average exercise price
Outstanding at beginning of the year	[1],[2]	¥ 2,386
Exercised	[1],[2]	1,689
Forfeited or expired	[1],[2]	3,047
Outstanding at end of year	[1],[2]	1,689		¥ 2,386
Exercisable at end of year	[1],[2]	¥ 1,689
Weighted average remaining contractual life
Outstanding at end of year		2 months 1 day
Exercisable at end of year		2 months 1 day
Aggregate intrinsic value
Outstanding at end of year		¥ 81
Exercisable at end of year		¥ 81

[1]	The number of shares and exercise price of the granted options were adjusted for the 10-for-1 stock split implemented on April 1, 2013.
[2]	The exercise price of the granted options was adjusted in July 2009 for the issuance of new 18 million shares.